Advances and Other Borrowings	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Debt Disclosure [Abstract]
Advances and Other Borrowings	Advances and Other Borrowings
The Company had borrowings of $321.7 million and $343.1 million at March 31, 2023, and December 31, 2022, respectively. At March 31, 2023, the interest rate on this debt ranged from 4.38% to 4.88%. At December 31, 2022, the interest rate on this debt ranged from 4.13% to 4.57%. The average balance outstanding during the three months ending March 31, 2023, and the year ending December 31, 2022, was $358.1 million and $269.5 million, respectively. The Company’s short-term borrowings from time-to-time may consist of advances from the FHLB of Atlanta, unsecured lines from Correspondent Banks, and secured lines from the Federal Discount Window.
The Company has available lines of credit with the FHLB of Atlanta and unsecured federal funds lines of credit from correspondent banking relationships. Through these sources, the Company has unused capacity of $809.1 million in remaining borrowing capacity as of March 31, 2023. The Advances on credit lines are secured by both securities and loans. The amount of securities and loans pledged against available lines of credit as of March 31, 2023, and December 31, 2022, was $620.7 million and $698.1 million, respectively.
The contractual maturities of this debt as of March 31, 2023, are as follows (in thousands):

Due in 2023	$171,700
Due in 2024	150,000
$321,700
Advances and Other Borrowings
The Company had borrowings of $249.0 million and $343.1 million at June 30, 2023, and December 31, 2022, respectively. At June 30, 2023, the interest rate on this debt ranged from 4.38% to 5.20%. At December 31, 2022, the interest rate on this debt ranged from 4.13% to 4.57%. The average balance outstanding during the six months ending June 30, 2023, and the year ending December 31, 2022, was $257.2 million and $269.5 million, respectively. The Company’s short-term borrowings from time-to-time may consist of advances from the FHLB of Atlanta, unsecured lines from Correspondent Banks, and secured lines from the Federal Discount Window.
The Company has available lines of credit with the FHLB of Atlanta and unsecured federal funds lines of credit from correspondent banking relationships. Through these sources, the Company has unused capacity of $959.0 million in remaining borrowing capacity as of June 30, 2023. The Advances on credit lines are secured by both securities and loans. The amount of securities and loans pledged against available lines of credit as of June 30, 2023, and December 31, 2022, was $782.9 million and $698.1 million, respectively. As of June 30, 2023, all of the Company’s borrowings will mature within one calendar year.
The contractual maturities of these borrowings as of June 30, 2023, are as follows (in thousands):

Due in 2023	$49,000
Due in 2024	200,000
Total	$249,000